Operating Leases (Tables)	12 Months Ended
Jun. 30, 2024
Operating Leases
Schedule of undiscounted future minimum lease payments
2025	$1,031,714
2026	762,364
2027	504,795
2028	486,733
2029	221,715
Total undiscounted future minimum lease payments	3,007,321
Less: Imputed interest	(243,001)
2,764,320
Less: current portion	(1,031,714)
Present value of operating lease obligation	$1,732,606

Schedule of weighted average lease term and weighted average discount rate
Weighted average remaining lease term	47 Months
Weighted average incremental borrowing rate	5.0%
Weighted average remaining lease term	29 Months
Weighted average incremental borrowing rate	5.0%

Schedule of components of lease expenses
	June 30, 2024	June 30, 2023
Finance lease expense:
Amortization of ROU assets	$669,260	$228,147
Interest expense	99,633	28,043
Operating lease cost	16,181	16,804
Short-term lease expense	670,173	772,929
Variable lease expense	169,309	29,113
Total lease cost	$1,624,556	$1,075,036